Shareholder Report	12 Months Ended
May 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Western Asset Funds, Inc.
Entity Central Index Key	0000863520
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Western Asset High Yield Fund
Class Name	Class A
Trading Symbol	WAYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset High Yield Fund for the period June 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$100	0.96%
[1]
Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class A shares of Western Asset High Yield Fund returned 8.49%. The Fund compares its performance to the Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index, which returned 7.57% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Opportunistic allocation to collateralized loan obligations
↑	Issue selection within the consumer cyclicals sector
↑	Issue selection within the technology sector

Top detractors from performance:
↓	Overweight to technology
↓	Overweight to transportation
↓	Issue selection within the real estate investment trust (REIT) sector

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class A	8.49	3.63	5.35
Class A (with sales charge)	4.42	2.74	4.89
Bloomberg U.S. Aggregate Index	5.13	0.17	1.70
Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index	7.57	4.39	5.87

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 221,038,066
Holdings Count | $ / shares	399
Advisory Fees Paid, Amount	$ 1,170,145
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$221,038,066
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	399
Total Management Fee Paid	$1,170,145
Portfolio Turnover Rate	64%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of May 31, 2026) Portfolio Composition* (% of Total Investments)	[2]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Western Asset High Yield Fund
Class Name	Class C
Trading Symbol	WAYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset High Yield Fund for the period June 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$176	1.70%
[3]
Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class C shares of Western Asset High Yield Fund returned 7.55%. The Fund compares its performance to the Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index, which returned 7.57% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Opportunistic allocation to collateralized loan obligations
↑	Issue selection within the consumer cyclicals sector
↑	Issue selection within the technology sector

Top detractors from performance:
↓	Overweight to technology
↓	Overweight to transportation
↓	Issue selection within the real estate investment trust (REIT) sector

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class C	7.55	2.83	4.54
Class C (with sales charge)	6.55	2.83	4.54
Bloomberg U.S. Aggregate Index	5.13	0.17	1.70
Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index	7.57	4.39	5.87

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 221,038,066
Holdings Count | $ / shares	399
Advisory Fees Paid, Amount	$ 1,170,145
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$221,038,066
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	399
Total Management Fee Paid	$1,170,145
Portfolio Turnover Rate	64%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of May 31, 2026) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Western Asset High Yield Fund
Class Name	Class R
Trading Symbol	WAYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset High Yield Fund for the period June 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$135	1.30%
[5]
Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class R shares of Western Asset High Yield Fund returned 8.14%. The Fund compares its performance to the Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index, which returned 7.57% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Opportunistic allocation to collateralized loan obligations
↑	Issue selection within the consumer cyclicals sector
↑	Issue selection within the technology sector

Top detractors from performance:
↓	Overweight to technology
↓	Overweight to transportation
↓	Issue selection within the real estate investment trust (REIT) sector

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class R	8.14	3.28	5.01
Bloomberg U.S. Aggregate Index	5.13	0.17	1.70
Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index	7.57	4.39	5.87

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 221,038,066
Holdings Count | $ / shares	399
Advisory Fees Paid, Amount	$ 1,170,145
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$221,038,066
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	399
Total Management Fee Paid	$1,170,145
Portfolio Turnover Rate	64%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of May 31, 2026) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Western Asset High Yield Fund
Class Name	Class I
Trading Symbol	WAHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset High Yield Fund for the period June 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$78	0.75%
[7]
Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class I shares of Western Asset High Yield Fund returned 8.73%. The Fund compares its performance to the Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index, which returned 7.57% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Opportunistic allocation to collateralized loan obligations
↑	Issue selection within the consumer cyclicals sector
↑	Issue selection within the technology sector

Top detractors from performance:
↓	Overweight to technology
↓	Overweight to transportation
↓	Issue selection within the real estate investment trust (REIT) sector

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class I	8.73	3.86	5.60
Bloomberg U.S. Aggregate Index	5.13	0.17	1.70
Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index	7.57	4.39	5.87

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 221,038,066
Holdings Count | $ / shares	399
Advisory Fees Paid, Amount	$ 1,170,145
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$221,038,066
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	399
Total Management Fee Paid	$1,170,145
Portfolio Turnover Rate	64%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of May 31, 2026) Portfolio Composition* (% of Total Investments)	[8]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	Western Asset High Yield Fund
Class Name	Class IS
Trading Symbol	WAHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset High Yield Fund for the period June 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$68	0.65%
[9]
Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class IS shares of Western Asset High Yield Fund returned 8.66%. The Fund compares its performance to the Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index, which returned 7.57% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Opportunistic allocation to collateralized loan obligations
↑	Issue selection within the consumer cyclicals sector
↑	Issue selection within the technology sector

Top detractors from performance:
↓	Overweight to technology
↓	Overweight to transportation
↓	Issue selection within the real estate investment trust (REIT) sector

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class IS	8.66	3.94	5.68
Bloomberg U.S. Aggregate Index	5.13	0.17	1.70
Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index	7.57	4.39	5.87

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 221,038,066
Holdings Count | $ / shares	399
Advisory Fees Paid, Amount	$ 1,170,145
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$221,038,066
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	399
Total Management Fee Paid	$1,170,145
Portfolio Turnover Rate	64%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of May 31, 2026) Portfolio Composition* (% of Total Investments)	[10]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.